united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 4/30

Date of reporting period: 10/31/17

Item 1. Reports to Stockholders.

Anfield Capital Diversified Alternatives ETF

DALT

October 31, 2017

Semi-Annual Report

Advised by:
Regents Park Funds, LLC
4041 MacArthur Blvd., Suite 155
Newport Beach, CA 92660
RegentsParkFunds.com
1-866-866-4848

Distributed by Northern Lights Distributors, LLC Member FINRA

December 2017

Semi-Annual Letter to Shareholders of the Anfield Capital Diversified Alternatives ETF (DALT)

The Anfield Capital Diversified Alternatives ETF successfully launched on September 29, 2017. We are pleased with its smooth start and the early days’ assets in the Fund. We would like to thank our many supporters for making this important development possible.

With only a couple of months’ of performance under our belt, we defer the usual commentary to the annual report, where there will be a meaningful, and we hope strong, performance track record to discuss in detail.

Since DALT is still a new Fund, we would like to reinforce its objectives, investment strategy and purpose.

Investment Objective

DALT seeks to provide capital growth and income with positive return over full market cycles. To achieve its investment objective, the Fund invests in a broad spectrum of alternative asset classes with tactical adjustments made by the portfolio management team in an effort to reduce risk and increase return. The portfolio may invest in all domestic and international asset classes, including but not limited to equity, debt, commodities, all categories of alternatives and real estate. The portfolio managers will look to invest in a diverse set of assets classes, typically ten different markets, sectors, and themes with a target of approximately 20 to 30 different positions, dependent on market conditions.

Principal Investment Strategy

DALT is an actively managed ETF and seeks to achieve its investment objective by investing primarily in alternative asset classes and securities that represent sectors, market segments or asset classes that do not represent the general investment universe. The Fund will implement this strategy primarily through investments in unaffiliated ETFs, closed-end funds (“CEFs”), business development companies (“BDCs”) and real estate investment trusts (“REITs”). The market segments and sectors represented in these securities will typically have a lower correlation to the general equity and fixed income markets and whose performance and volatility is affected by factors different from those that determine the direction of the equity and fixed income markets.

Alternative sectors and asset class categories may include but are not limited to:

●	Frontier technology companies at the forefront of major technical innovations in computing, medical sciences and nano-technology

●	Companies in frontier markets or involved in infrastructure development and resource exploitation

●	Traditional alternatives such as private equity, private debt, and hedge funds

●	Long and short positions (including leveraged positions) in stocks, bonds, cash, and derivatives (futures, options, and forward contracts) on individual securities and indices

●	Energy and commodity related securities

●	Long and short volatility strategies

●	Multi-asset / market neutral

●	Absolute return / macro & event driven.

●	Real Estate

The equity securities in which the Fund invests will be both domestic and foreign (including emerging markets) and of any market capitalization. The Fund may also invest in convertible and preferred securities. The Fund’s indirect investments in derivatives will be used for both hedging purposes and investment purposes to gain exposure to various market segments.

Purpose and Uses

DALT was created to provide investors with diversified exposure to a broad spectrum of alternative assets in a single investment vehicle. Its overall volatility is expected to mirror a blend of stocks and bonds. The Fund can be used to complement an investor’s traditional asset allocation.

DALT provides investors will daily liquidity and transparency, built-in diversification, and professionally and actively managed alternatives exposure.

Market Outlook

●	The International Monetary Fund revised its global growth forecast higher to 3.6% in 2017 and 3.7% in 2018.

●	We believe the U.S. Federal Reserve (Fed) will continue on its path of normalizing short-term interest rates, as well as unwinding its bloated balance sheet. In our view, a December rate hike is almost a certainty, and 2018 could see several additional hikes.

●	Q3 US gross domestic product (GDP) growth was a better than expected 3.3%, following a 3.0% reading in Q2. This marks the first time since 2014 that the US economy experienced consecutive quarters of 3% plus growth.

●	The appointment of Jerome Powell as Fed Chair and the increasing likelihood of tax reform are positive signs on the regulatory and fiscal stimulus fronts.

●	However, we still see a turbulent geopolitical scene with the potential for economic disruption.

●	Liquidity, search for returns, and decent GDP can help equity markets overcome current valuations.

●	There is fundamental support for stronger developed market economies and higher asset prices.

On behalf of the entire staff at Regents Park Funds, LLC, we thank you for your continued support.

David Young, CFA

CEO & Founder

The views expressed in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management predications and expectations concerning certain future events, such as the performance of the economy on the whole and of specific industry sectors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict.

9135-NLD-12/6/2017

Anfield Capital Diversified Alternatives ETF
PORTFOLIO REVIEW (Unaudited)
October 31, 2017

The Fund’s performance figures(*) for the period ended October 31, 2017, compared to its benchmark:

Inception**** through
October 31, 2017
(Annualized)
Anfield Capital Diversified Alternatives ETF	0.90%
Anfield Capital Diversified Alternatives ETF - Market Price	0.84%
Bloomberg Barclays Global Aggregate Bond Index **	(0.38)%
MSCI All Country World Equity Index ***	2.08%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least September 30, 2018 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.30% of average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Please review the Fund’s most recent prospectus dated September 26, 2017 for more detail on the expense waiver.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses, are 1.30% per the most recent prospectus.

**	The Bloomberg Barclays Global Aggregate Bond Index is a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers. The Fund’s portfolio holdings may differ significantly from the securities held in the Index, and unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. Investors may not invest directly in an index.

***	MSCI All Country World Equity Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world. The index is maintained by Morgan Stanley Capital International (MSCI), and is comprised of stocks from both developed and emerging markets. The Fund’s portfolio holdings may differ significantly from the securities held in the Index, and unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. Investors may not invest directly in an index.

****	As of the close of business on the day of commencement of trading on September 29, 2017.

Portfolio Composition as of October 31, 2017:

Sectors	Percentage of Net Assets
Listed Business Development Companies	12.1%
Real Estate	11.6%
International	8.0%
Real Estate Investment Trusts	8.0%
Index Related	7.9%
Preferred	7.8%
Healthcare	7.6%
Closed-End Fund	4.2%
Technology	4.2%
Emerging Markets	4.0%
Other	24.6%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Anfield Capital Diversified Alternatives ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2017

Shares		Fair Value

	COMMON STOCKS - 16.1%
	LISTED BUSINESS DEVELOPMENT COMPANIES - 12.1%
25,871	Ares Capital Corp.	$416,006
22,263	Golub Capital BDC, Inc.	422,106
10,332	Main Street Capital Corporation	415,036
		1,253,148
	PRIVATE EQUITY - 4.0%
12,587	Blackstone Group LP	419,021

	TOTAL COMMON STOCK (Cost $1,688,874)	1,672,169

	EXCHANGE TRADED FUNDS - 75.2%
	BROAD MARKET - 4.0%
5,166	iShares Edge MSCI USA Size Factor ETF	416,741

	CLOSED-END FUND - 4.2%
40,344	Oxford Lane Capital Corp.	440,960

	EMERGING MARKETS - 4.0%
13,161	iShares MSCI Frontier 100 ETF	416,941

	EQUITY HEDGE DIVERSIFIED - 4.0%
11,111	First Trust Exchange-Traded Fund III-First Trust	420,107

	GLOBAL ALLOCATION - 3.9%
22,263	Arrow Dow Jones Global Yield ETF	403,851

	HEALTHCARE - 7.6%
3,649	iShares Global Healthcare ETF	404,528
8,282	Powershares Dynamic Biotechnology & Genome Portfolio	386,107
		790,635
	INDEX RELATED - 7.9%
13,284	IQ Merger Arbitrage ETF	412,070
7,995	SPDR Bloomberg Barclays Convertible Securities ETF	414,061
		826,131
	INTERNATIONAL - 8.0%
8,569	iShares MSCI India Small-Cap ETF	423,137
6,806	iShares MSCI South Africa ETF	407,747
		830,884
	LARGE-CAP - 4.0%
18,532	PowerShares S&P 500 BuyWrite Portfolio	414,190

	MATERIALS - 4.0%
6,232	iShares Global Materials ETF	421,159

	PREFERRED - 7.8%
32,349	Global X SuperIncome Preferred ETF	401,451
10,537	iShares US Preferred Stock ETF	405,569
		807,020

See accompanying notes to financial statements.

Anfield Capital Diversified Alternatives ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2017

Shares		Fair Value

	REAL ESTATE - 11.6%
15,129	IQ US Real Estate Small Cap ETF	$404,550
8,692	iShares Mortgage Real Estate Capped ETF	395,051
4,879	Vanguard REIT ETF	401,054
		1,200,655
	TECHNOLOGY- 4.2%
9,840	First Trust Cloud Computing ETF	431,582

	TOTAL EXCHANGE TRADED FUNDS (Cost $7,854,070)	7,820,856

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 8.0%
6,765	CyrusOne, Inc.	415,303
902	Equinix, Inc.	418,077
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $829,036)	833,380

	TOTAL INVESTMENTS - 99.3% (Cost $10,371,980) *	$10,326,405
	OTHER ASSETS LESS LIABILITIES - 0.7%	70,963
	NET ASSETS - 100.0%	$10,397,368

BDC - Business Development Company

ETF - Exchange Traded Fund

LP - Limited Partnership

*	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,371,980 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	59,901
Unrealized depreciation	(105,476)
Net unrealized depreciation	$(45,575)

See accompanying notes to financial statements.

Anfield Capital Diversified Alternatives ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2017

ASSETS
Investment securities:
At cost	$10,371,980
At fair value	$10,326,405
Cash	72,542
Dividends and interest receivable	6,927
Receivable due from Advisor	6,689
TOTAL ASSETS	10,412,563

LIABILITIES
Payable to related parties	3,278
Accrued expenses and other liabilities	11,917
TOTAL LIABILITIES	15,195
NET ASSETS	$10,397,368

Net Assets Consist Of:
Paid in capital	$10,440,526
Undistributed net investment income	2,417
Net unrealized depreciation on investments	(45,575)
NET ASSETS	$10,397,368

Net Asset Value Per Share:
Shares:
Net Assets	$10,397,368
Shares of beneficial interest outstanding (a)	1,025,000

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.14

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Anfield Capital Diversified Alternatives ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended October 31, 2017

INVESTMENT INCOME
Dividends	$8,423
TOTAL INVESTMENT INCOME	8,423

EXPENSES
Investment advisory fees	3,496
Compliance officer fees	3,375
Administrative services fees	3,278
Professional fees	2,510
Printing and postage expenses	1,268
Trustees’ fees and expenses	1,268
Custodian fees	608
Insurance expense	135
Other expenses	253
TOTAL EXPENSES	16,191

Less: Fees waived and expenses reimbursed by the Advisor	(10,185)
NET EXPENSES	6,006

NET INVESTMENT INCOME	2,417

UNREALIZED LOSS FROM INVESTMENTS
Net change in unrealized depreciation on investments	(45,575)
NET UNREALIZED LOSS FROM INVESTMENTS
(45,575)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$(43,158)

See accompanying notes to financial statements.

Anfield Capital Diversified Alternatives ETF
STATEMENTS OF CHANGES IN NET ASSETS

For the
Period Ended
October 31, 2017 **
(Unaudited)
FROM OPERATIONS
Net investment income	$2,417
Net change in unrealized depreciation on investments	(45,575)
Net decrease in net assets resulting from operations	(43,158)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	10,440,526
Net increase in net assets from shares of beneficial interest	10,440,526

TOTAL INCREASE IN NET ASSETS	10,397,368

NET ASSETS
Beginning of Period	—
End of Period *	$10,397,368
* Includes undistributed net investment income of:	$2,417

SHARE ACTIVITY
Shares Sold	1,025,000
Net increase from share activity	1,025,000

**	The Anfield Capital Diversified Alternatives ETF commenced operations on September 28, 2017.

See accompanying notes to financial statements.

Anfield Capital Diversified Alternatives ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

For the
Period Ended
October 31, 2017 (a)
(Unaudited)

Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (h)(i)	0.00
Net realized and unrealized gain on investments	0.14
Total from investment operations	0.14
Net asset value, end of period	$10.14
Total return (b)(c)(d)(e)	1.40%
Net assets, end of period (000s)	$10,397
Ratio of gross expenses to average net assets (f)(e)	3.35%
Ratio of net expenses to average net assets (f)(g)(e)	1.30%
Ratio of net investment income to average net assets (f)	0.50%
Portfolio Turnover Rate (d)	0%

(a)	The Anfield Capital Diversified Alternatives ETF shares commenced operations on September 28, 2017.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Not annualized.

(e)	Represents total return based on net asset values per share from commencement of investment operations on September 28, 2017 through October 31, 2017. Total return based on net asset value per share, as of the close of business on the day of commencement of trading on the BATS on September 29, 2017 through October 31, 2017 was 0.90%.

(f)	Annualized.

(g)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(h)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(i)	Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Anfield Capital Diversified Alternatives ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
October 31, 2017

(1)	ORGANIZATION

The Anfield Capital Diversified Alternatives ETF (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on September 28, 2017. The Fund is an actively managed exchange traded fund (“ETF”) that is a fund of funds. The Fund’s investment objective is to seek capital growth and income. It seeks to achieve its investment objective by investing primarily in alternative asset classes and securities that represent sectors, market segments or asset classes that do not represent the general investment universe.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Anfield Capital Diversified Alternatives ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2017

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

In unusual circumstances, securities may be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Anfield Capital Diversified Alternatives ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2017

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks
Listed Business Development Companies	$1,253,148	$—	$—	$1,253,148
Private Equity	419,021	—	—	419,021
Exchange Traded Fund	7,820,856	—	—	7,820,856
Real Estate Investment Trusts	833,380	—	—	833,380
Total	$10,326,405	$—	$—	$10,326,405

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period. The Fund did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for industry classification.

Anfield Capital Diversified Alternatives ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2017

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year 2017. The Fund identified its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on industry experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(3)	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended October 31, 2017 amounted to $10,371,981 and $0, respectively.

Anfield Capital Diversified Alternatives ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2017

(4)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Regents Park Funds, LLC serves as the Fund’s investment advisor (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services, the Fund pays to the Adviser a monthly investment management fees at an annual rate of 0.80% of its average daily net assets. For the fiscal period ended October 31, 2017, the Adviser earned $3,496 in investment management fees.

The Adviser has engaged Anfield Capital Management, LLC to serve as Sub-Adviser to the Fund. The Sub-Adviser, with respect to the portion of the Fund’s assets allocated to the Sub-Adviser, is responsible for selecting investments and assuring that investments are made in accordance with the Fund’s investment objective, policies and restrictions.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least September 30, 2018 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.30% of average daily net assets. This Agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. No reimbursement amount will be paid to the Adviser in any fiscal quarter unless the Board has determined in advance that a reimbursement is in the best interest of the Fund and its shareholders.

The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.00% of its average daily net assets.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for servicing in such capacities.

BluGiant, LLC (“BluGiant”), BluGiant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Anfield Capital Diversified Alternatives ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2017

(5)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as

“Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash	Maximum Additional Variable
Purchases	Charge for Cash Purchases*
$500	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

(6)	PRINCIPLE INVESTMENT RISKS

Certain risks of the Fund are discussed below. Please refer to the Fund’s prospectus and statement of additional information for a full listing of risks associated with the Fund’s investments.

Underlying Fund Risk – Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

BDC Risk – BDCs have little or no operating history and may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. A significant portion of a BDC’s investments are recorded at fair value as determined by its board of directors, which may create uncertainty as to the value of the BDC’s investments. Non-traded BDCs are illiquid and it may not be possible to redeem shares or to do so without paying a substantial penalty. Publicly-traded BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets.

Anfield Capital Diversified Alternatives ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2017

(7)	FLUCTUATION OF NET ASSET VALUE RISK

The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. Index based ETFs have generally traded at prices which closely correspond to NAV per share. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the shares will trade at premiums or discounts to NAV.

(8)	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Anfield Capital Diversified Alternatives ETF
ADDITIONAL INFORMATION (Unaudited)
October 31, 2017

Approval of Advisory Agreement – Anfield Capital Diversified Alternatives ETF

At a meeting held on September 18 and 19, 2017 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), including all of those trustees who are not “interested persons” of the Trust (as such term is defined in the 1940 Act), which independent Trustees constitute all of the Trustees, considered the approval of an investment advisory agreement (the “Advisory Agreement”) between Regents Park Funds, LLC (“Regents Park” or the “Adviser”) and the Trust, on behalf of the Anfield Capital Diversified Alternatives ETF(the “Fund”), a series of the Trust, and the approval of an investment sub-advisory agreement (the “Sub-Advisory Agreement,” and with the Advisory Agreement, the “Agreements”) among the Trust, Regents Park, and Anfield Capital Management, LLC (“Anfield” or the “Sub-Adviser”).

In connection with the Board’s consideration of the Agreements, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services provided to the Fund by the Adviser and the Sub-Adviser; (ii) a description of the Adviser’s and Sub-Adviser’s investment management personnel; (iii) an overview of the Adviser’s and Sub-Adviser’s respective operations and financial condition; (iv) a description of the Adviser’s and Sub-Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Fund’s advisory fee and overall expenses with those of comparable mutual funds; (vi) the level of profitability from the Adviser’s and Sub-Adviser’s fund-related operations; (vii) the Adviser’s and Sub-Adviser’s respective compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security; and (viii) information regarding the performance record of the Fund as compared to other funds with similar investment strategies.

The Board also took into account the information and factors that it had recently considered with respect to Anfield in connection with the renewal of the advisory agreement for another fund in the Trust that is advised by Anfield at the June 2017 Board meeting.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials from the Adviser and Sub-Adviser. During the Meeting, the Board was advised by, and met in executive session with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding its responsibilities under applicable law. The Board acknowledged that the evaluation process with respect to each of the Adviser and Sub-Adviser is an ongoing one.

Matters considered by the Board in connection with its approval of the Agreements included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Regents Park related to the proposed Advisory Agreement with the Trust on behalf of the Fund, including the proposed Advisory Agreement; an overview of the Fund’s investment strategy, including a description of the manner in which investment decisions are to be made and executed; information security policy and risk management processes; information relating to Regents Park’s financial condition; an overview of the personnel that would perform services for the Fund and their background and experience; and the compliance policies and procedures of Regents Park, including its business continuity policy and a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b).

In reaching its conclusion with respect to the nature and quality of services to be provided by Regents Park, the Board considered that Regents Park’s employees each have extensive asset management, risk management, operations and compliance experience. The Board noted that Regents Park is newly formed and does not have assets under management at this time. However, the Board took into account Regents Park’s and Anfield’s discussion of the internal reorganization of its advisory and portfolio management services. The Board noted that Regents Park is an affiliate of Anfield comprised of almost all of the same management personnel as Anfield and considered the Trustees’ familiarity with such personnel obtained from the Board’s oversight of other funds in the Trust advised by Anfield. The Board considered that Regents Park’s responsibilities to the Fund will include the ongoing monitoring

Anfield Capital Diversified Alternatives ETF
ADDITIONAL INFORMATION (Unaudited)
October 31, 2017

and evaluation of the performance of the Fund, various administrative services, compliance and other functions and that Regents Park will form a Sub-Adviser Oversight Committee to accomplish these functions. The Board considered that Regents Park appeared to possess the skills, experience and sophistication necessary to effectively manage the Fund’s proposed investment strategies and the operations of the Sub-Adviser, and concluded that Regents Park had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Regents Park to the Fund should be satisfactory and reliable.

With respect to Anfield, the Board reviewed materials provided by Anfield related to the Sub-Advisory Agreement with respect to the Fund, including the Agreement; an overview of the Fund’s investment strategies, including a description of the manner in which investment decisions are made and executed; information security policy and risk management processes; information relating to Anfield’s financial condition; an overview of the personnel that would perform services for the Fund and their background and experience; and the compliance policies and procedures of Anfield, inclusive of their business continuity policy and a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b).

The Board took into account into account its familiarity with Anfield obtained from the Board’s oversight of other funds in the Trust that are advised or sub-advised by Anfield. The Board considered the experience and performance of Anfield’s portfolio management team, research staff, and compliance program. The Board considered the affiliation between Regents Park and Anfield and any potential conflicts of interest, its prior experience with Anfield and Anfield’s practices with respect to monitoring compliance and found that Anfield has devoted appropriate resources to compliance. The Board concluded that Anfield had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures to performing its duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of the management services provided by Anfield to the Fund were expected to be satisfactory and reliable.

Performance. With respect to the Fund, the Board reviewed and considered, among other performance data, the performance record of an institutional account with a comparable strategy to that of the Fund. The Board considered the limited actual performance record for the strategy and also took into account hypothetical performance for a longer period. The Board also took into account Anfield’s performance with respect to its other mutual funds in the Trust.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized, the Board considered a comparison of the Fund’s proposed advisory fee and estimated net overall expenses to a group of funds that employ similar investment strategies to that of the Fund, as provided by Morningstar, an independent third-party data provider (the “Peer Group”) as well as to the Fund’s expected Morningstar category.

Among other data, the Board considered that the Fund’s proposed contractual advisory fee was below the median of the Peer Group and above the median of the expected Morningstar Multialternative category. The Board also considered that the Fund’s net total expenses were below the median of the Fund’s Peer Group and Morningstar category. The Board also considered that Regents Park will contractually agree to waive expenses in excess of 1.30% (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses). The Board also took into account the Adviser’s discussion of the Fund’s expenses, including the impact of asset size on performance relative to its Peer Group.

With respect to the Fund, the Board also took into account the cost of other accounts managed by Anfield that utilized a similar investment strategy, finding that the advisory fee charged to the Fund was lower than such other account and any differences were attributable to the differences in the management of the different kinds of accounts and that Regents Park did not manage any other account or fund that is similarly managed.

Anfield Capital Diversified Alternatives ETF
ADDITIONAL INFORMATION (Unaudited)
October 31, 2017

With respect to the Fund, the Board also determined that the services provided under the Advisory Agreement and Sub-Advisory Agreement by Regents Park and Anfield were in addition to, rather than duplicative of, the advisory services provided to the underlying funds in which the Fund would invest.

The Board concluded that the Fund’s proposed contractual advisory fee and subadvisory fee were not unreasonable.

Profitability. The Board considered the Adviser and Sub-Adviser’s anticipated profitability with respect to the Fund, respectively, and whether such profits, if any, would be reasonable in light of the services proposed to be provided to the Fund. The Board considered an estimated profitability analysis prepared by Regents Park and Anfield and concluded that, based on the estimated costs of launching and managing the Fund during its first year of operations, that the anticipated profitability, if any, of the Adviser and Sub-Adviser and their affiliates from their relationships with the Fund were not excessive.

Economies of Scale. The Board considered whether Regents Park would realize economies of scale with respect to its management of the Fund. The Board concluded that at current and projected asset levels for the initial term of the Advisory Agreement and Sub-Advisory Agreement, economies of scale was not a consideration at this time but that it would consider whether economies of scale exist in the future once the Fund has been in operation.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits to be received by each of the Adviser and Sub-Adviser from their association with the Fund. The Board noted that each of the Adviser and Sub-Adviser has identified potential “fall-out” benefits that it may receive include an enhanced firm profile, credibility, and brand recognition. The Board considered that these benefits are expected and appeared to be reasonable.

Conclusion. The Chairman reported that the Board, having requested and received such information from the Adviser and Sub-Adviser as it believed reasonably necessary to evaluate the terms of the proposed Advisory Agreement and Sub-Advisory Agreement, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of the Advisory Agreement and Sub-Advisory Agreement for an initial two-year term was in the best interests of the Fund and its future shareholders. In considering the proposed Advisory Agreement and Sub-Advisory Agreement, the Board did not identify any one factor as all important and each Trustee may have considered different factors as more important.

Anfield Capital Diversified Alternatives ETF
EXPENSE EXAMPLES (Unaudited)
October 31, 2017

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 28, 2017 (commencement of the Fund’s operations) to October 31, 2017 (the ’‘period’’).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	9/28/17	10/31/17	9/28/17-10/31/17*	9/28/17-10/31/17
	$1,000.00	$1,014.00	$1.18	1.30%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During the Period
(5% return before expenses)	9/28/17	10/31/17	9/28/17-10/31/17*	9/28/17-10/31/17
	$1,000.00	$1,003.35	$1.18	1.30%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (33) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-866-4848.

Adviser
Regents Park Funds, LLC
4041 MacArthur Blvd., Suite 155
Newport Beach, CA 92660

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 1/11/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 1/11/2018

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 1/11/2018